Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 164	€ 269
Subsidiaries in capital control restrictions countries [member]
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 18	€ 12